Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash
Current accounts	$ 86,759	$ 142,787
Bank deposits	15	15
Total	$ 86,774	$ 142,802	$ 84,557	$ 17,565